Convertible Notes (Tables)	6 Months Ended
Jun. 30, 2024
Convertible Notes [Abstract]
Schedule of Convertible Notes
	June 30, 2024	December 31, 2023

Streeterville note	$-	$5,020,633
YA notes	5,584,422	-
	$5,584,422	$5,020,633